Share-based Compensation	12 Months Ended
Dec. 31, 2024
Schedule of Share-Based Compensation Arrangements by Share-Based Payment Award [Table]
Share-based Compensation
10.
Share-based Compensation

2022 LTIP Plan

In November 2022, the Company’s Board approved the 2022 Long-Term Incentive Plan (the “2022 LTIP”). Under the 2022 LTIP, the Company was authorized to issue a maximum number of 8,596,486 ordinary shares before any grants made in the year to directors, shareholders, consultants or financers to purchase or acquire ordinary shares. After awarding 277,325 warrants (note 8), 815,661 and 4,444,773 ordinary shares to financers, a consultant and its principal shareholder and founder, respectively, the Company had 3,058,728 ordinary shares available to grant. The Company granted 2,569,331 share options under the 2022 LTIP.

The share options under the terms of the 2022 LTIP have an exercise price equal to the nominal value of £0.0001 per option. Most share options granted have service-based vesting conditions with the exception of only two employees whose combined 407,830 share options vest at the earlier of a 3-year requisite service period and an IPO. The Company’s Board was required to approve the grant of the Company’s Share options and therefore as a result of some grantees who had completed their requisite service period prior to the Board’s approval, a number of grantee’s options fully vested on the grant date, while the remainder of grantees have partially completed their requisite service period. Option holders have a 5-year period to exercise the options before they expire. Forfeitures are recognized in the period of occurrence. No share options were granted by the Company prior to 2022.

Grants in 2022 under the 2022 LTIP
Expected term—years (1)	2.5 – 5.1
Current share value	$1.23
Expected volatility (2)	59.6% - 63.5%
Risk-free interest rate (3)	3.8% - 4.2%
Dividend yield (4)	0%

1.
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.
2.
Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
3.
Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
4.
The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Given the absence of a public trading market, the fair value of the Company’s ordinary share was determined using recent financing transactions with third parties. The fair value from financing transactions which occurred during the year have been compared with third-party valuations of the ordinary shares of the Company.

2023 LTIP Plan

In September 2023, the Company’s Board approved the 2023 Long-Term Incentive Plan (the “2023 LTIP”). Under the 2023 LTIP, the Company was authorized to issue a maximum number of 8,043,318 ordinary shares before any grants made in the year to directors, shareholders, consultants or financers to purchase or acquire ordinary shares. The Company granted 8,043,318 share options in the year ended December 31, 2023 including 4,078,303 share options issued to DBLP Sea Cow Ltd. (principal shareholder, and company owned by founder, chairman and CEO Dan Wagner).

The Company granted 13,611,563 share options in the year ended December 31, 2024 including 4,876,969 share options issued to DBLP Sea Cow Ltd. (principal shareholder, and company owned by founder, chairman and CEO Dan Wagner).

The 2023 LTIP also amends the 2022 LTIP (issued in November 2022) to:

1.
Amend any who grantees whose requisite service period completes in the year 2024 to complete in the month of September 2024, and therefore consolidate the end vesting date to the month of September, and
2.
Those whose share options whose requisite service period was meant to complete in 2025 and 2026, vest in September of those years, and
3.
Amend the vesting profile from a cliff vesting to a graded vesting.

Executives, board members and DBLP Sea Cow Ltd who received a grant in the 2023 LTIP, vest over one year, to September 2024. As a result of the 2023 amendment to the 2022 LTIP, any grantees unrecognized compensation cost vests over their revised remaining requisite service period. The amendments did not trigger a remeasurement of the cost of the share options.

The share options under the terms of the 2023 LTIP have an exercise price equal to the nominal value of £0.0001 per option. Option holders have a 5-year period to exercise the options before they expire. Forfeitures are recognized in the period of occurrence.

Grants in 2023 and 2024 under the 2023 LTIP
Expected term—years (1)	1 – 5.1
Current share value	$0.10
Expected volatility (2)	59.6% - 63.5%
Risk-free interest rate (3)	3.8% - 4.2%
Dividend yield (4)	0%

(1)
The expected term is the length of time the grant is expected to be outstanding before it is exercised or terminated. This number is calculated as the midpoint between the end of the vesting term and the contractual period to exercise.
(2)
Volatility, or the standard deviation of annualized returns, was calculated based on comparable companies’ reported volatilities.
(3)
Risk free rate was obtained from US treasury notes for the expected terms noted as of the valuation date.
(4)
The Company has assumed a dividend yield of zero as it has no plans to declare dividends in the foreseeable future.

Given the absence of a public trading market, the fair value of the Company’s ordinary share was determined using recent financing transactions with third parties. The fair value from financing transactions which occurred during the year have been compared with third-party valuations of the ordinary shares of the Company.

Share option activity

The Company’s share option activity for the year ended December 31, 2024 was as follows:

	Number of share options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual life (years	Aggregate Intrinsic Value (In millions)
Outstanding as of December 31, 2023	10,612,649	£0.0001
Issued	13,611,563	£0.0001
Exercised	—	—
Cancelled/Forfeited	(587,296)	—
Outstanding as of December 31, 2024	23,636,916	£0.0001	6.1	$3.8
Vested and exercisable	17,559,511	£0.0001	4.7
Vested and expected to vest	23,636,916	£0.0001	6.1	$3.8

The weighted-average grant date fair-value per share of the options granted during the year December 31, 2024 and December 31, 2023 was $5.10 and $0.61, respectively. The total fair value of the options that vested during the year ended December 31, 2024 and December 31, 2023 was $68.8 million and $8,725,218, respectively.

As of December 31,2024, the Company had $6.1 million of unrecognized share-based compensation expense related to share options. This cost is expected to be recognized over a weighted-average period of 3 years and 9 months.